Summary of Significant Accounting Policies (Details) - Schedule of operating results of the VIEs - VIE’s [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies (Details) - Schedule of operating results of the VIEs [Line Items]
Revenue	$ 170,911,999	$ 96,879,173	$ 61,775,903
Operating expenses	174,364,008	90,776,328	60,071,451
Net income (loss)	$ (2,850,415)	$ 4,576,721	$ 1,278,359